Commitments and Contingencies (Minimum Future Rental Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies [Abstract]
2020	$ 971
2021	554
2022	227
Total	1,752
Less imputed interest	(150)
Total lease liabilities	$ 1,602	$ 2,052
Weighted average term of the operating leases	24 months